CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Discontinued Operation, Tax Effect of Discontinued Operation	$ (10)	$ 39	$ 0